Provisions for Retirement Benefit Obligations- Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions for Retirement Benefit Obligations
Retirement benefit obligations	€ 1,385	€ 1,127	€ 1,029	€ 866